Perkins Discovery Fund

Schedule of Investments

December 31, 2020 (unaudited)

	Shares		Fair Value

98.60%	COMMON STOCKS
13.47%	CONSUMER DISCRETIONARY
	Magnite, Inc.*	62,500	$1,919,375
	Zagg Inc.*	40,000	166,800

			2,086,175

1.24%	FINANCIALS
	FlexShopper, Inc.*	75,000	192,750
23.41%	HEALTH CARE DRUGS/SERVICES

	NeoGenomics, Inc.*	22,000	1,184,480
	Veracyte, Inc.*	21,500	1,052,210
	Vericel Corp.*	45,000	1,389,600

			3,626,290
6.55%	HEALTH CARE MANUFACTURING

	AtriCure, Inc.*	15,000	835,050
	Fluidigm Corp.*	30,000	180,000

			1,015,050
18.30%	HEALTH CARE SUPPLIES

	Antares Pharma, Inc.*	63,500	253,365
	Axogen, Inc.*	32,500	581,750
	BioLife Solutions, Inc.*	16,500	658,185
	Cardiovascular Systems, Inc.*	17,000	743,920
	Cryoport, Inc.*	10,000	438,800
	Exagen Inc.*	12,000	158,400

			2,834,420
14.58%	HEALTH CARE SUPPORT

	BioTelemetry, Inc.*	9,000	648,720
	Natera, Inc.*	12,500	1,244,000
	Option Care Health, Inc.*	15,000	234,600
	Rockwell Medical, Inc.*	130,000	131,300

			2,258,620
3.02%	HEALTH CARE TECHNOLOGY

	OptimizeRx Corp.*	15,000	467,400
0.69%	INDUSTRIAL

	Capstone Turbine Corp.*	10,000	107,000
13.02%	INFORMATION TECHNOLOGY

	Airgain, Inc.*	14,500	257,810
	Akoustis Technologies, Inc.*	25,000	305,750
	Digi International Inc.*	10,500	198,450
	Inuvo Inc.*	425,000	192,483
	Perficient, Inc.*	6,500	309,725
	SharpSpring, Inc.*	11,500	187,220
	USA Technologies, Inc.*	35,500	372,040
	Zix Corp.*	22,500	194,175

			2,017,653
4.32%	SOFTWARE SERVICES

	Asure Software, Inc.*	20,000	142,000
	ePlus Inc.*	6,000	527,700

			669,700

98.60%	TOTAL COMMON STOCKS		15,275,058
4.62%	SHORT-TERM INVESTMENTS

	Fidelity Investments Money Market Government Portfolio
	Institutional Class 0.01%**	716,764	716,764

103.22%	TOTAL INVESTMENTS		15,991,822
(3.22%)	Liabilities in excess of other assets		(499,532)
100.00%	NET ASSETS		$15,492,290

*Non-income producing

**Effective 7 day yield as of December 31, 2020

Perkins Discovery Fund

Schedule of Investments

December 31, 2020 (unaudited)

Shares	Fair Value

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Common Stocks	$15,275,058		$-	$-	$15,275,058
Short-Term Investments	716,764		-	-	716,764
Total Investments	$15,991,822		$-	$-	$15,991,822

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.
At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,111,824 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$10,971,981
		Gross unrealized depreciation			(91,983)
		Net unrealized appreciation			$10,879,998